Description of Business (Details Narrative) - NZD ($) $ in Thousands	Jan. 31, 2020	Jan. 28, 2020
Statement Line Items [Line Items]
Consideration of intangible asset		$ 906
US [Member]
Statement Line Items [Line Items]
Consideration of intangible asset		$ 600
Terminated fee	$ 3,500